SHAREHOLDERS' EQUITY - Ordinary Stock Shares (Details)	1 Months Ended		9 Months Ended
	Nov. 30, 2020 shares	Sep. 30, 2020 shares	Sep. 30, 2021 Vote shares	Dec. 31, 2020 Vote / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common shares, votes per share | Vote / shares				1
Converted basis of ordinary shares outstanding			20.00%
Common stock, shares subject to surrender (in shares)		7,187,500
Class A Ordinary Shares
Class of Stock [Line Items]
Increased ordinary shares authorized			300,000,000
Common shares, votes per share | Vote			1
Class A common stock subject to possible redemption, outstanding (in shares)			81,681,000	81,681,000
Common shares, shares issued (in shares)			0	0	0
Common shares, shares outstanding			0	0	0
Ratio to be applied to the stock in the conversion			1
Class B Ordinary Shares
Class of Stock [Line Items]
Increased ordinary shares authorized			60,000,000
Common shares, shares issued (in shares)			20,420,250	20,420,250	20,420,250
Common shares, shares outstanding			20,420,250	20,420,250	20,420,250
Common stock, shares subject to forfeiture (in shares)	1,142,250
Common stock, shares subject to surrender (in shares)		7,187,500